Share Purchase Warrants	12 Months Ended
Jan. 31, 2022
Share Purchase Warrants

13. Share Purchase Warrants

(a)	Warrant liabilities

In connection with the asset acquisition (Note 6(b)), 252,595 share purchase warrants were issued with exercise prices denominated in US dollars. When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of the Company (Canadian dollar), the warrants are treated as a financial liabilities. These warrants are therefore classified as a financial liabilities with changes in fair value recognized in the statements of comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified common share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2020 and 2019	–	–	–
Granted pursuant to acquisition (Note 6(b))	252,595	1.44	57,718
Change in fair value	–	–	73,885
Balance, January 31, 2021	252,595	1.44	131,603
Change in fair value	–	–	(131,250)
Balance, January 31, 2022	252,595	1.44	353

At January 31, 2022, the following liability-classified share purchase warrants were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date	Weighted average remaining contractual life (years)
252,595	1.44	August 6, 2022	0.51

The fair value of warrant liabilities at January 31, 2022 was determined using the Black-Scholes option pricing model, using the following assumptions:

•	Risk free interest rate: 0.72%
•	Volatility: 84%
•	Market price of common shares on valuation date: $0.21
•	Expected dividends: Nil%
•	Expected life: 0.5 years
•	Exercise price: US$1.44

 (b) Equity-classified warrants

The following table summarizes the continuity of equity-classified share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price $
Balance, January 31, 2019	848,605	6.18
Granted (Notes 12(t), 12(u) and 12(v))	7,125,800	3.45
Expired	(26,513)	(4.47)

Balance, January 31, 2020	7,947,892	2.94
Granted (Notes 12(j), 12(k) and 12(m))	742,504	1.54
Exercised (Note 12(p))	(316,000)	(0.60)

Balance, January 31, 2021	8,374,396	2.90
Granted (Notes 12(c), 12(f), 12(g) and 12(h))	30,126,643	0.52
Expired	(7,241,912)	(2.98)

Balance, January 31, 2022	31,259,127	0.59

During the year ended January 31, 2022, the Company issued 438,095 share purchase warrants, valued at $239,002, to third parties for services rendered (2021 – nil; 2020 – nil).

On May 7, 2020, the Company amended the exercise price of the following outstanding warrants that were issued pursuant to private placements completed in 2019: 1,386,800 warrants issued on May 30, 2019 and expiring on May 29, 2021, 4,613,200 warrants issued on May 15, 2019 and expiring on May 14, 2021 and 695,000 warrants issued on April 8, 2019 and expiring on March 16, 2022. The exercise prices of these warrants were amended to $2.50 per warrant. Previous exercise prices were $3.00 and $3.50.

At January 31, 2022, the following equity-classified share purchase warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

695,000	2.50	March 16, 2022
10,800	3.00	March 16, 2022
211,463	2.30	July 30, 2022
201,221	2.30	August 6, 2022
200,000	1.21	March 28, 2023
238,095	0.27	September 26, 2023
6,386,298	0.60	December 1, 2023
23,316,250	0.50	May 28, 2024
31,259,127

The fair values of equity-classified warrants issued pursuant to the exercise of special warrants (Note 12(c)) were estimated using the residual value method and allocated a fair value of $nil. The fair values of equity-classified warrants issued of $239,002 was recorded within consulting fees and promotion and marketing in the Company’s consolidated statements of comprehensive loss and estimated using the Black-Scholes option pricing model with the following assumptions:

•	Dates of grant: March 29 and September 27, 2021
•	Risk free interest rates: 0.24% to 0.53%
•	Volatilities: 97% to 98%
•	Market prices of common shares on grant date: $0.27 to $1.21
•	Expected dividends: Nil%
•	Expected life: Two (2) years
•	Exercise prices: $0.27 to $1.21

The fair values of equity-classified warrants issued pursuant to the Company’s financings (Notes 12(f), 12(g) and 12(h)) were estimated using the residual method.